Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

Note 10 – Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise the following:

	At December 31,	At December 31,
	2019	2019
Accounts payable	$3.5	$6.8
Accrued liabilities	37.3	35.0
	$40.8	$41.8